MAJOR CUSTOMERS AND SUPPLIERS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	$ 68,252,726	$ 57,846,194
Advances to suppliers | Supplier concentration risk | Company I
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	19,104,520	28,328,982
Advances to suppliers | Supplier concentration risk | Company II
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	31,925,428	39,536,806
Advances to suppliers | Supplier concentration risk | Company III
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	21,536,126	36,887,990
Advances to suppliers | Supplier concentration risk | Company IV
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	$ 10,655,422	$ 15,518,098